SHARE CAPITAL	12 Months Ended
Dec. 31, 2019
Stockholders' Equity Note [Abstract]
SHARE CAPITAL [Text Block]
8.	SHARE CAPITAL

a)	Authorized Share Capital

The authorized share capital of the Company consists of 500,000,000 common shares with a par value of $0.0008 per share. Each common share entitles the holder to one vote and no holder of the common shares shall be entitled to any right of cumulative voting.

b)	Issued Share Capital

In September 2017, the Company consolidated its outstanding common shares on an eight to one basis. Immediately prior to the consolidation, the Company had 95,253,840 common shares outstanding. Upon effecting the consolidation, the Company had 11,906,742 common shares outstanding. Unless otherwise indicated, all share, warrant and stock option numbers have been adjusted to reflect the share consolidation to provide more comparable information.

In November 2017, the Company closed a non-brokered private placement of 10,000,000 units of the Company at a price of Cdn $0.05 per unit for total gross proceeds of Cdn $500,000 (US $392,700). Each such unit was comprised of one common share of the Company and one half of one warrant of the Company, with each full warrant entitling the holder to purchase one common share of the Company at a price of Cdn $0.075 for a period of two years. Directors and officers of the Company purchased 2,500,000 of the said units.

In June 2018 the Company closed a non-brokered private placement of 8,000,000 common shares of the Company at a price of Cdn$0.05 per share for gross proceeds of Cdn$400,000 (US $301,500). Mr. Arnold T. Kondrat (who is Chief Executive Officer, President and a director of the Company) purchased all of the said shares.

In October 2018, the Company closed a non-brokered private placement of 4,000,000 common shares of the Company at a price of Cdn$0.05 per share for gross proceeds of Cdn$200,000 (US $153,551). Directors and officers of the Company purchased 3,075,000 of the said shares.

In May 2019, the Company closed a non-brokered private placement of 5,000,000 common shares of the Company at a price of Cdn$0.05 per share for gross proceeds of Cdn$250,000 (US $187,125). Mr Kondrat purchased 3,000,000 of the said shares.

As of December 31, 2019, the Company had 38,906,742 issued and outstanding common shares (December 31, 2018 - 33,906,742).

c)	Stock-Based Compensation

The Company has a stock option plan (the "Plan"). Stock options may be granted under the Plan from time to time by the board of directors of the Company to such directors, officers, employees and consultants of the Company or a subsidiary of the Company, and in such numbers, as are determined by the board at the time of the granting of the stock options. The total number of common shares of the Company issuable upon the exercise of all outstanding stock options granted under the Plan shall not at any time exceed 10% of the total number of outstanding common shares, from time to time. The exercise price of each stock option granted under the Plan shall be determined in the discretion of the board of directors of the Company at the time of the granting of the stock option, provided that the exercise price shall not be lower than the last closing price of the Company's common shares on the TSX Venture Exchange prior to the date the stock option is granted.

In May 2014, 210,000 stock options were granted under the Plan. Each such stock option entitled the holder to purchase one common share of the Company at a purchase price of $1.12 (Cdn$1.20) for a period of 5 years. The options vested at a rate of 25% on each six-month anniversary of the grant date.

In June 2019, 1,000,000 stock options were granted under the Plan to the Company's officers and directors. Each such stock option entitles the holder to purchase one common share of the Company at a purchase price of $0.05 (Cdn$0.065) for a period of 5 years. The options vested on the four month anniversary of the grant date.

In July 2019, 40,000 stock options were granted under the Plan. Each such stock option entitles the holder to purchase one common share of the Company at a purchase price of $0.05 (Cdn$0.065) for a period of 5 years. The options vested on the four month anniversary of the grant date.

The following table summarizes the stock option information for the years ended December 31, 2019 and 2018:

				Weighted
		Weighted	Weighted	average
		average	average	remaining
	Number of	exercise	fair value	contractual
	options	price ($Cdn)	($Cdn)	life (in years)
Closing Balance, December 31, 2017	156,250	1.200	0.480	1.389
Forfeited	(62,500)	1.200	0.480
Closing Balance, December 31, 2018	93,750	1.200	0.480	0.389
Expired	(93,750)	1.200	(0.480)
Granted	1,040,000	0.065	0.065	4.490
Closing Balance, December 31, 2019	1,040,000	0.065	0.065	4.490

The Black-Scholes option-pricing model was used to estimate values of all stock options granted based on the following assumptions for the options granted in June and July 2019:

(i)

Risk-free interest rates: 1.40% - 1.53%, which are based on the Bank of Canada benchmark bonds, average yield 5-year rate in effect at the time of grant for bonds with maturity dates at the estimated term of the options ;

(ii)	Expected volatility: 119.33% - 119.56%, which is based on the Company’s historical stock prices;
(iii)	Expected life: 5 years; and
(iv)	Expected dividends:$nil

During the year ended December 31, 2019, the Company recognized $41,227 as stock-based compensation expense (years ended December 31, 2018 and 2017 - $nil and  $nil, respectively). As at December 31, 2019, the unrecognized stock based compensation expense is $nil (December 31, 2018 - $nil).

d)	Canadian Dollar Common Share Purchase Warrants

In November 2017, the Company issued 5,000,000 common share purchase warrants which entitled the holder of each warrant to purchase one common share of the Company at the price of Cdn$0.075 per common share, for a period of two years. These warrants expired unexercised in November 2019. As at December 31, 2018, the Company had outstanding and exercisable Canadian dollar common share purchase warrants entitling the holders to purchase a total of 5,000,000 common shares of the Company.

The calculation of the gain on the common share purchase warrants is shown in the following table;

				Fair value as at
	Number of	Fair value on	Fair value as at	December 31,	Gain on
Issue date	warrants	issuance	December 31, 2018	2019	derivatives
November 13, 2017	5,000,000	$334,109	$59,740	$—	$59,740

(1) The exercise price for the Canadian dollar common share purchase warrants was Cdn $0.075 for one share and converted at day of issue. The warrants expired in November 2019.

e)	Loss Per Share

Basic and diluted loss per share was calculated on the basis of the weighted average number of common shares outstanding for the year ended December 31, 2019, amounting to 37,153,317 common shares (years ended December 31, 2018 and 2017 - 26,783,454 and 13,221,798, respectively).

The calculation of the weighted average number of diluted common shares outstanding does not include 1,040,000 stock options (years ended December 31, 2018 and 2017 - 93,750 and 156,250, respectively) or the common share purchase warrants (years ended December 31, 2019, 2018 and 2017 - $nil, 5,000,000 and 5,000,000, respectively) as they are anti-dilutive.